Note 6 - Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finished goods	$ 222,051	$ 384,241
Packaging materials	815,883	416,663
Inventory in transit	571,970	0
Work in progress	691,290	766,530
Raw materials	1,822,052	307,515
Total inventory	$ 4,123,246	$ 1,874,949